Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Interest income expense	$ (6)	$ (12)
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Funding surplus (deficit)	298	286
Net accrued retirement benefit asset (liability)	164	242
Defined Benefit Pension Plans [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	2,224	2,106
Current service cost	50	48
Past service costs arising from plan improvements		10
Benefits paid	(139)	(153)
Interest income expense	73	79
Obligation experience adjustments	26	27
Effect from change in financial assumptions	(127)	119
Effect from change in demographic assumptions	4
Changes in foreign exchange rates	14	(12)
Balance at end of year	2,125	2,224
Defined Benefit Pension Plans [member] | Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	2,510	2,342
Benefits paid	(139)	(153)
Interest income expense	82	88
Return on plan assets, excluding amounts included in interest income	(84)	212
Contributions by the employer	42	31
Changes in foreign exchange rates	12	(10)
Balance at end of year	2,423	2,510
Defined Benefit Pension Plans [member] | Less effect of the asset ceiling [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	44	58
Interest on asset ceiling	1	3
Change in asset ceiling	89	(17)
Balance at end of year	134	44
Defined Benefit Pension Plans [member] | Represented by [Member]
Disclosure of net defined benefit liability (asset) [line items]
Pension assets (Note 14)	254	339
Accrued retirement benefit liability	(90)	(97)
Net accrued retirement benefit asset (liability)	164	242
Non-Pension Post-Retirement Benefit [member]
Disclosure of net defined benefit liability (asset) [line items]
Funding surplus (deficit)	(392)	(455)
Net accrued retirement benefit asset (liability)	(392)	(455)
Non-Pension Post-Retirement Benefit [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	455	538
Current service cost	19	24
Benefits paid	(19)	(23)
Interest income expense	17	22
Obligation experience adjustments	(30)	(22)
Effect from change in financial assumptions	(35)	25
Effect from change in demographic assumptions	(20)	(104)
Changes in foreign exchange rates	5	(5)
Balance at end of year	392	455
Non-Pension Post-Retirement Benefit [member] | Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(19)	(23)
Contributions by the employer	19	23
Non-Pension Post-Retirement Benefit [member] | Represented by [Member]
Disclosure of net defined benefit liability (asset) [line items]
Accrued retirement benefit liability	(392)	(455)
Net accrued retirement benefit asset (liability)	$ (392)	$ (455)